Leases - Summary of Maturity Analysis - Contractual Undiscounted Cash Flows (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Maturity Analysis for Lease Liabilites [Line Items]
Gross lease liabilities	€ 43,982	€ 22,616
Less than one year
Disclosure of Maturity Analysis for Lease Liabilites [Line Items]
Gross lease liabilities	7,881	7,536
One to five years
Disclosure of Maturity Analysis for Lease Liabilites [Line Items]
Gross lease liabilities	17,919	14,961
More than five years
Disclosure of Maturity Analysis for Lease Liabilites [Line Items]
Gross lease liabilities	€ 18,182	€ 119